UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2020

Item 1. Reports to Stockholders.

(a)

Point Bridge GOP Stock Tracker ETF

Ticker: MAGA

Semi-Annual Report

December 31, 2020

Point Bridge GOP Stock Tracker ETF

Investing involves risk, including possible loss of principal. Mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. Index composition is heavily dependent on quantitative models and data supplied by third parties. Where such models and data are incorrect or incomplete, the composition of the Index will reflect such errors and likewise the Fund’s portfolio. Because the methodology of the Index selects securities of issuers for non-financial reasons, the Fund may underperform the broader equity market or other funds that do not utilize similar criteria when selecting investments. The Fund is not actively managed and therefore would not sell shares of an equity security unless that security is removed from the Index or the selling of shares is otherwise required upon a rebalancing of the Index. Real Estate investments are subject to changes in economic conditions, credit risk, and interest rate fluctuations.

Point Bridge GOP Stock Tracker ETF

Letter to Shareholders

(Unaudited)

Dear Point Bridge GOP Stock Tracker ETF Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Point Bridge GOP Stock Tracker ETF (“MAGA” or the “Fund”). The following information pertains to the period from July 1, 2020 through December 31, 2020 (the “current fiscal period”).

The Fund seeks to track the price and yield performance, before fees and expenses, of the Point Bridge GOP Stock Tracker Index (the “Index”), an equal-weight custom index derived from holdings in the S&P 500® Index and developed by Point Bridge Capital, LLC (the “Advisor and Index Provider”). This index strategy represents a portfolio of holdings from the S&P 500® Index that are highly supportive of Republican candidates for federal office, including President, Vice President, Congress, and other Republican Party-affiliated groups as determined by a rules-based methodology. The methodology includes screening Federal Election Commission (FEC) electoral campaign contribution data from the two most recent election cycles. Companies that satisfy an initial screening are ranked on a proprietary screening process based primarily on the total net dollars and the net percentage of dollars given by a company’s employees and/or political action committee(s) (“PAC(s)”) to Republican Candidates and Republican Committees versus Democratic Candidates and Committees.

The Fund had positive performance during the current fiscal period. The market price for MAGA increased 26.90% and the NAV increased 26.73%, while the S&P 500® Index, a broad market index, gained 22.16% over the same period. The Fund’s Index returned 27.26%. Outstanding shares ended the current fiscal period at 325,000.

For the current fiscal period, L Brands, Inc. (LB) returned 148.43%, the highest of any security. Freeport-McMoRan, Inc. (FCX) had the second-highest return of 124.89%. FedEx Corporation (FDX) returned 86.11%, which was third highest.

For the current fiscal period, FirstEnergy Corporation (FE) had a return of -18.95%, making it the worst-performing security. HollyFrontier Corporation (HFC) had the second-worst return of -8.86%. Apartment Investment and Management Company (AIV) returned -5.71%, the third-worst return in the period.

For the current fiscal period, the sector that most positively contributed to return was Industrials, contributing 7.90%, followed by Financials, adding 5.52%. The sector that contributed the least to return was Communication Services, adding 0.20%, followed by Real Estate, which contributed 0.57% to the return.

Sincerely,

Hal Lambert
Chief Executive Officer, Point Bridge Capital
Advisor to the Fund

Point Bridge GOP Stock Tracker ETF

Letter to Shareholders

(Unaudited) (Continued)

Must be preceded or accompanied by a prospectus.

The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated October 31, 2020, is 0.72%. For performance information current to the most recent month-end, please call 1-800-617-0004.

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

The Point Bridge GOP Stock Tracker Index uses an objective, rules-based methodology to track the performance of companies whose employees and political action committees (“PACs”) are highly supportive of Republican candidates for election to the United States Congress, the Vice Presidency, or the Presidency (“Candidates”) and party affiliated federal committees or groups that are subject to federal campaign contribution limits (e.g., Republican National Committee, Democratic National Committee, National Republican Senatorial Committee, Democratic Congressional Campaign Committee) (“Committees”). The Index is composed of the common stock of public operating companies and real estate investment trusts (“REITs”).

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Point Bridge GOP Stock Tracker ETF

Portfolio Allocation

As of December 31, 2020 (Unaudited)

Sector	Percentage of Net Assets
Industrial	21.3%
Financial	18.5
Consumer, Cyclical	16.8
Energy	13.1
Consumer, Non-Cyclical	11.5
Utilities	8.7
Basic Materials	6.0
Communications	2.6
Technology	1.3
Other Assets in Excess of Liabilities	0.1
Short-Term Investments	0.1
Total	100.0%

Point Bridge GOP Stock Tracker ETF

Schedule of Investments

December 31, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 99.8%
	Aerospace/Defense — 3.3%
424	General Dynamics Corporation	$63,100
178	Lockheed Martin Corporation	63,186
214	Northrop Grumman Corporation	65,210
880	Raytheon Technologies Corporation	62,929
106	TransDigm Group, Inc. (a)	65,598
		320,023
	Agriculture — 0.6%
1,491	Altria Group, Inc.	61,131

	Apparel — 0.7%
4,560	Hanesbrands, Inc.	66,485

	Auto Manufacturers — 0.7%
745	PACCAR, Inc.	64,278

	Banks — 8.3%
2,229	Bank of America Corporation	67,561
1,208	Comerica, Inc.	67,479
2,328	Fifth Third Bancorp	64,183
266	Goldman Sachs Group, Inc.	70,147
4,958	Huntington Bancshares, Inc.	62,620
4,018	KeyCorp	65,935
1,006	Morgan Stanley	68,941
447	PNC Financial Services Group, Inc.	66,603
4,095	Regions Financial Corporation	66,011
1,354	Truist Financial Corporation	64,897
1,399	U.S. Bancorp	65,180
1,527	Zions Bancorporation	66,333
		795,890
	Beverages — 0.6%
1,356	Molson Coors Brewing Company - Class B	61,278

	Biotechnology — 0.7%
1,658	Corteva, Inc.	64,198

The accompanying notes are an integral part of these financial statements.

Point Bridge GOP Stock Tracker ETF

SCHEDULE OF INVESTMENTS

December 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Building Materials — 1.4%
1,408	Johnson Controls International plc	$65,599
1,171	Masco Corporation	64,323
		129,922
	Chemicals — 4.0%
1,629	CF Industries Holdings, Inc.	63,059
1,179	Dow, Inc.	65,434
626	Eastman Chemical Company	62,775
725	LyondellBasell Industries NV - Class A	66,453
449	PPG Industries, Inc.	64,755
90	Sherwin-Williams Company	66,142
		388,618
	Commercial Services — 2.0%
184	Cintas Corporation	65,037
890	Quanta Services, Inc.	64,098
1,737	Rollins, Inc.	67,864
		196,999
	Computers — 0.6%
990	Seagate Technology plc	61,538

	Distribution/Wholesale — 2.7%
548	Copart, Inc. (a)	69,733
1,303	Fastenal Company	63,625
1,749	LKQ Corporation (a)	61,635
158	W.W. Grainger, Inc.	64,518
		259,511
	Diversified Financial Services — 2.7%
1,288	Charles Schwab Corporation	68,315
2,616	Franklin Resources, Inc.	65,374
590	Intercontinental Exchange, Inc.	68,021
3,590	Invesco, Ltd. - ADR	62,574
		264,284
	Electric — 7.4%
828	Ameren Corporation	64,634
775	American Electric Power Company, Inc.	64,534
1,080	CMS Energy Corporation	65,891

The accompanying notes are an integral part of these financial statements.

Point Bridge GOP Stock Tracker ETF

SCHEDULE OF INVESTMENTS

December 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Electric — 7.4% (Continued)
856	Dominion Energy, Inc.	$64,371
701	Duke Energy Corporation	64,184
624	Entergy Corporation	62,300
2,110	FirstEnergy Corporation	64,587
869	NextEra Energy, Inc.	67,043
805	Pinnacle West Capital Corporation	64,360
2,283	PPL Corporation	64,381
1,061	Southern Company	65,177
		711,462
	Electrical Components & Equipment — 0.6%
778	Emerson Electric Company	62,528

	Electronics — 2.0%
490	Amphenol Corporation - Class A	64,078
299	Honeywell International, Inc.	63,597
267	Waters Corporation (a)	66,061
		193,736
	Environmental Control — 0.7%
1,237	Pentair plc - ADR	65,672

	Food — 1.3%
557	J.M. Smucker Company	64,389
845	Sysco Corporation	62,750
		127,139
	Forest Products & Paper — 0.7%
1,309	International Paper Company	65,083

	Gas — 1.3%
648	Atmos Energy Corporation	61,838
2,801	NiSource, Inc.	64,255
		126,093
	Hand/Machine Tools — 0.7%
364	Stanley Black & Decker, Inc.	64,996

The accompanying notes are an integral part of these financial statements.

Point Bridge GOP Stock Tracker ETF

SCHEDULE OF INVESTMENTS

December 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Healthcare-Products — 3.5%
595	Abbott Laboratories	$65,147
1,894	Boston Scientific Corporation (a)	68,089
189	Cooper Companies, Inc.	68,667
314	ResMed, Inc.	66,744
450	Zimmer Biomet Holdings, Inc.	69,341
		337,988
	Home Builders — 1.3%
911	DR Horton, Inc.	62,786
16	NVR, Inc. (a)	65,278
		128,064
	Home Furnishings — 1.4%
1,546	Leggett & Platt, Inc.	68,488
347	Whirlpool Corporation	62,630
		131,118
	Insurance — 4.8%
1,430	Aflac, Inc.	63,592
610	Allstate Corporation	67,057
284	Berkshire Hathaway, Inc. - Class B (a)	65,851
794	Cincinnati Financial Corporation	69,372
1,359	MetLife, Inc.	63,805
472	Travelers Companies, Inc.	66,255
983	W.R. Berkley Corporation	65,291
		461,223
	Iron/Steel — 0.6%
1,132	Nucor Corporation	60,211

	Lodging — 1.4%
1,121	Las Vegas Sands Corporation	66,812
574	Wynn Resorts, Ltd.	64,764
		131,576
	Machinery-Construction & Mining — 0.7%
358	Caterpillar, Inc.	65,163

	Machinery-Diversified — 2.7%
249	Deere & Company	66,994

The accompanying notes are an integral part of these financial statements.

Point Bridge GOP Stock Tracker ETF

SCHEDULE OF INVESTMENTS

December 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Machinery-Diversified — 2.7% (Continued)
1,436	Ingersoll Rand, Inc. (a)	$65,424
260	Rockwell Automation, Inc.	65,211
857	Westinghouse Air Brake Technologies Corporation	62,732
		260,361
	Media — 0.7%
99	Charter Communications, Inc. - Class A (a)	65,493

	Mining — 0.7%
2,586	Freeport-McMoRan, Inc.	67,288

	Miscellaneous Manufacturing — 3.3%
555	Eaton Corporation plc	66,678
5,743	General Electric Company	62,024
313	Illinois Tool Works, Inc.	63,815
234	Parker-Hannifin Corporation	63,744
1,346	Textron, Inc.	65,052
		321,313
	Oil & Gas — 10.6%
3,982	Apache Corporation	56,505
3,743	Cabot Oil & Gas Corporation	60,936
694	Chevron Corporation	58,608
1,014	Concho Resources, Inc.	59,167
1,475	ConocoPhillips	58,985
3,967	Devon Energy Corporation	62,718
1,280	Diamondback Energy, Inc.	61,952
1,196	EOG Resources, Inc.	59,645
1,464	Exxon Mobil Corporation	60,346
1,132	Hess Corporation	59,758
2,333	HollyFrontier Corporation	60,308
9,080	Marathon Oil Corporation	60,564
1,494	Marathon Petroleum Corporation	61,792
3,069	Occidental Petroleum Corporation	53,124
923	Phillips 66	64,555
555	Pioneer Natural Resources Company	63,209

The accompanying notes are an integral part of these financial statements.

Point Bridge GOP Stock Tracker ETF

SCHEDULE OF INVESTMENTS

December 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Oil & Gas — 10.6% (Continued)
1,086	Valero Energy Corporation	$61,435
		1,023,607
	Oil & Gas Services — 1.3%
3,233	Halliburton Company	61,104
6,629	TechnipFMC plc - ADR	62,312
		123,416
	Packaging & Containers — 0.7%
1,462	WestRock Company	63,641

	Pharmaceuticals — 2.7%
1,181	Cardinal Health, Inc.	63,254
307	Cigna Corporation	63,911
401	Eli Lilly & Company	67,705
368	McKesson Corporation	64,003
		258,873
	Pipelines — 1.2%
1,542	ONEOK, Inc.	59,182
2,923	Williams Companies, Inc.	58,606
		117,788
	Real Estate — 2.7%
369	Alexandria Real Estate Equities, Inc.	65,763
1,660	Duke Realty Corporation	66,350
1,653	Vornado Realty Trust	61,723
1,989	Weyerhaeuser Company	66,691
		260,527
	Retail — 8.0%
404	Advance Auto Parts, Inc.	63,634
56	AutoZone, Inc. (a)	66,385
602	Dollar Tree, Inc. (a)	65,040
168	Domino’s Pizza, Inc.	64,421
656	Genuine Parts Company	65,882
243	Home Depot, Inc.	64,546
1,608	L Brands, Inc.	59,801
407	Lowe’s Companies, Inc.	65,328
309	McDonald’s Corporation	66,305

The accompanying notes are an integral part of these financial statements.

Point Bridge GOP Stock Tracker ETF

SCHEDULE OF INVESTMENTS

December 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.8% (Continued)
	Retail — 8.0% (Continued)
460	Tractor Supply Company	$64,667
437	Walmart, Inc.	62,993
601	Yum! Brands, Inc.	65,245
		774,247
	Semiconductors — 0.7%
456	Microchip Technology, Inc.	62,978

	Shipbuilding — 0.6%
361	Huntington Ingalls Industries, Inc.	61,543

	Telecommunications — 1.9%
2,067	AT&T, Inc.	59,447
6,291	CenturyLink, Inc.	61,337
381	Motorola Solutions, Inc.	64,793
		185,577
	Textiles — 0.7%
476	Mohawk Industries, Inc. (a)	67,092

	Transportation — 4.6%
688	CH Robinson Worldwide, Inc.	64,583
709	CSX Corporation	64,342
222	FedEx Corporation	57,636
273	Norfolk Southern Corporation	64,867
320	Old Dominion Freight Line, Inc.	62,458
316	Union Pacific Corporation	65,797
378	United Parcel Service, Inc. - Class B	63,655
		443,338
	TOTAL COMMON STOCKS (Cost $8,747,794)	9,623,289

The accompanying notes are an integral part of these financial statements.

Point Bridge GOP Stock Tracker ETF

SCHEDULE OF INVESTMENTS

December 31, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.1%
5,053	First American Government Obligations Fund, Class X, 0.04% (b)	$5,053
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,053)	5,053
	TOTAL INVESTMENTS — 99.9% (Cost $8,752,847)	9,628,342
	Other Assets in Excess of Liabilities — 0.1%	8,148
	NET ASSETS — 100.0%	$9,636,490

Percentages are stated as a percentage of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)	Rate Shown is the annualized seven-day yield as of December 31, 2020.

The accompanying notes are an integral part of these financial statements.

Point Bridge GOP Stock Tracker ETF

Statement of Assets and Liabilities

December 31, 2020 (Unaudited)

ASSETS
Investments in securities, at value (Cost $8,752,847)	$9,628,342
Dividends and interest receivable	14,136
Total assets	9,642,478

LIABILITIES
Management fees payable	5,988
Total liabilities	5,988

NET ASSETS	$9,636,490

Net Assets Consist of:
Paid-in capital	$10,880,607
Total distributable earnings (accumulated deficit)	(1,244,117)
Net assets	$9,636,490

Net Asset Value:
Net assets	$9,636,490
Shares outstanding^	325,000
Net asset value, offering and redemption price per share	$29.65

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Point Bridge GOP Stock Tracker ETF

Statement of Operations

For the Six-Months Ended December 31, 2020 (Unaudited)

INCOME
Dividends	$182,202
Interest	6
Total investment income	182,208

EXPENSES
Management fees	32,471
Total expenses	32,471
Net investment income (loss)	149,737

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(176,347)
Change in unrealized appreciation (depreciation) on investments	2,164,674
Net realized and unrealized gain (loss) on investments	1,988,327
Net increase (decrease) in net assets resulting from operations	$2,138,064

The accompanying notes are an integral part of these financial statements.

Point Bridge GOP Stock Tracker ETF

Statements of Changes in Net Assets

	Six-Months Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020
OPERATIONS
Net investment income (loss)	$149,737	$251,163
Net realized gain (loss) on investments	(176,347)	(2,237,013)
Change in unrealized appreciation (depreciation) on investments	2,164,674	(861,878)
Net increase (decrease) in net assets resulting from operations	2,138,064	(2,847,728)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(249,189)	(361,110)
Total distributions to shareholders	(249,189)	(361,110)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	659,963	2,343,408
Payments for shares redeemed	(1,314,608)	(7,165,690)
Net increase (decrease) in net assets derived from capital share transactions (a)	(654,645)	(4,822,282)
Net increase (decrease) in net assets	$1,234,230	$(8,031,120)

NET ASSETS
Beginning of period/year	$8,402,260	$16,433,380
End of period/year	$9,636,490	$8,402,260

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Subscriptions	25,000	100,000
Redemptions	(50,000)	(350,000)
Net increase (decrease)	(25,000)	(250,000)

The accompanying notes are an integral part of these financial statements.

Point Bridge GOP Stock Tracker ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended December 31, 2020 (Unaudited)		Year Ended June 30, 2020	Year Ended June 30, 2019	Period Ended June 30, 2018 (1)
Net asset value, beginning of period/year	$24.01		$27.39	$27.35	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.45		0.48	0.52	0.34
Net realized and unrealized gain (loss) on investments (3)	5.96		(3.23)	0.02	2.13
Total from investment operations	6.41		(2.75)	0.54	2.47

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.77)		(0.63)	(0.50)	(0.11)
Net realized gains	—		—	—	(0.01)
Total distributions	(0.77)		(0.63)	(0.50)	(0.12)

Net asset value, end of period/year	$29.65		$24.01	$27.39	$27.35

Total return	26.73	%(4)	-10.44%	2.26%	9.88	%(4)

SUPPLEMENTAL DATA:
Net assets at end of period/year (000’s)	$9,636		$8,402	$16,433	$38,978

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.72	%(5)	0.72%	0.72%	0.72	%(5)
Net investment income (loss) to average net assets	3.32	%(5)	1.83%	1.95%	1.50	%(5)

Portfolio turnover rate (6)	17	%(4)	27%	37%	14	%(4)

(1)	Commencement of operations on September 6, 2017.
(2)	Calculated based on average shares outstanding during the period/year.
(3)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4)	Not annualized.
(5)	Annualized.
(6)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Point Bridge GOP Stock Tracker ETF

Notes to Financial Statements

December 31, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

Point Bridge GOP Stock Tracker ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek to track the performance, before fees and expenses, of the Point Bridge GOP Stock Tracker Index (the “Index”). The Fund commenced operations on September 6, 2017.

The end of the reporting period for the Fund is December 31, 2020, and the period covered by these Notes to Financial Statements is the six-month period from July 1, 2020 through December 31, 2020 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market® (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Point Bridge GOP Stock Tracker ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Point Bridge GOP Stock Tracker ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$9,623,289	$—	$—	$9,623,289
Short-Term Investments	5,053	—	—	5,053
Total Investments in Securities	$9,628,342	$—	$—	$9,628,342

^	See Schedule of Investments for breakout of investments by industry.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification

Point Bridge GOP Stock Tracker ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (Unaudited) (Continued)

basis. Dividend income and expense is recorded on the ex-dividend date. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income and expense is recorded on an accrual basis.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund on at least an annual basis. Distributions are recorded on the ex-dividend date.

E.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

G.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Point Bridge GOP Stock Tracker ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (Unaudited) (Continued)

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind transactions. During the fiscal year ended June 30, 2020, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$1,333,389	$(1,333,389)

During the fiscal year ended June 30, 2020, the Fund realized $1,333,389 of net capital losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such losses are not taxable to the Fund, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

I.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Point Bridge Capital, LLC (the “Adviser”), serves as the investment adviser and index provider to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.72% at an annual rate based on the Fund’s average daily net assets.

Point Bridge GOP Stock Tracker ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (Unaudited) (Continued)

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Foreside Fund Services, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $1,471,264 and $1,552,091, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $658,190 and $1,310,697, respectively.

NOTE 5 – INCOME TAX INFORMATION

The amount and character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at June 30, 2020, were as follows:

Tax cost of investments	$9,778,059
Gross tax unrealized appreciation	$743,123
Gross tax unrealized depreciation	(2,126,636)
Net tax unrealized appreciation (depreciation)	(1,383,513)
Undistributed ordinary income	99,809
Undistributed long-term capital gains	—
Other accumulated gain (loss)	(1,849,288)
Distributable earnings (accumulated deficit)	$(3,132,992)

Point Bridge GOP Stock Tracker ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (Unaudited) (Continued)

The difference between the cost basis for financial statements and federal income tax purposes is primarily attributable to wash sales.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended June 30, 2020, the Fund did not elect to defer any Post-October losses or late-year ordinary losses.

As of June 30, 2020, the Fund had a short-term capital loss carryforward of $332,532 and a long-term capital loss carryforward of $1,516,756. These amounts do not have an expiration date.

The tax character of distributions paid by the Fund during the fiscal years ended June 30, 2020 and June 30, 2019 was $361,110 and $659,769 of ordinary income, respectively.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Cboe BZX Exchange, Inc (“Cboe”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s

Point Bridge GOP Stock Tracker ETF

NOTES TO FINANCIAL STATEMENTS

December 31, 2020 (Unaudited) (Continued)

Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital share transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 7 – RISK

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

Point Bridge GOP Stock Tracker ETF

Expense Example

For the Six-Months Ended December 31, 2020 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period as indicated below in the Expense Example Table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During the Period (1)
Actual	$ 1,000.00	$ 1,267.30	$4.11
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,021.58	$3.67

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.72%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

Point Bridge GOP Stock Tracker ETF

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2019. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

Point Bridge GOP Stock Tracker ETF

Approval of Advisory Agreement and Board Considerations

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 28-29, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between Point Bridge Capital (the “Adviser”) and the Trust, on behalf of the Point Bridge GOP Stock Tracker ETF (the “Fund”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the historical performance of the Fund; (iii) the cost and profits realized from providing such services, including any fall-out benefits enjoyed by the Adviser or its affiliates; (iv) comparative fee and expense data for the Fund; (v) the extent to which the advisory fee for the Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Prior to the Meeting, the Adviser, along with representatives from other service providers of the Fund, presented written information to help the Board evaluate the Adviser’s fees and other aspects of the Agreement. Additionally, a representative from the Adviser provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and business. The Board then discussed the written materials and oral presentation that it had received, and any other information that the Board received at the Meeting and deliberated on the approval of the Agreement in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Continuation of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past reports from the Trust’s Chief Compliance Officer (“CCO”). The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Board noted that it had previously received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the firm’s key personnel, the firm’s ownership, and the services provided by the Adviser.

Point Bridge GOP Stock Tracker ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

(Unaudited) (Continued)

The Board also considered other services currently provided by the Adviser to the Fund, such as monitoring adherence to the Fund’s investment restrictions, oversight of the sub-adviser, monitoring compliance with various policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieved its investment objective as an passively-managed fund. The Board further considered the oral information provided by the Adviser with respect to the impact of the COVID-19 pandemic on the Adviser’s operations.

Historical Performance. The Board noted that it had received information regarding the Fund’s performance for various time periods in the Materials and primarily considered the Fund’s performance for periods ended March 31, 2020. The Board noted that, for the one-year and since inception periods, the Fund’s performance was generally in line with that of its underlying index before fees and expenses, but significantly trailed the performance of the S&P 500 Index. The Board further noted that, for the one-year period ended May 31, 2020, the Fund had significantly underperformed the median for funds in the universe of U.S. Large Value ETFs as reported by Morningstar (the “Category Peer Group”). The Board also considered that, for the period ended March 31, 2020, the Fund underperformed the median for its most direct competitors as identified by the Adviser (the “Selected Peer Group”). The Board further noted that the Fund had less than three years of operating history, which was a relatively short period of time over which to evaluate the Fund’s thematic performance and draw meaningful conclusions.

Cost of Services Provided and Economies of Scale. The Board reviewed the expense ratio for the Fund and compared the Fund’s expense ratio to those of the Category Peer Group and Selected Peer Group. The Board noted that the expense ratio for the Fund was significantly higher than the Category Peer Group and Selected Peer Group medians, but within the range of expense ratios for such groups. The Board also noted that, because the Category Peer Group included a number of significantly larger, low-cost, passive ETFs, the peer group may not allow for an apt comparison by which to judge the Fund’s expense ratio.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning the Fund paid no expenses other than the advisory fee and, if incurred, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser continued to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. In this regard, the Board considered the Adviser’s financial resources and information provided by the Adviser’s CEO regarding the Adviser’s ability to raise capital if needed to support its management of the Fund and obligations under the “unified fee”

Point Bridge GOP Stock Tracker ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

(Unaudited) (Continued)

arrangement. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account analyses of the Adviser’s profitability with respect to the Fund.

The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the Fund’s unitary fee, such economies of scale would be shared with Fund shareholders, although the Board intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Point Bridge GOP Stock Tracker ETF

Federal Tax Information

(Unaudited)

For the fiscal year ended June 30, 2020, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percent of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For the corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deducted for the fiscal year ended June 30, 2020 was 100.00%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) was 0.00%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Fund’s website at www.investpolitically.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.investpolitically.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.investpolitically.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Point Bridge GOP Stock Tracker ETF

Information About the Fund’s Trustees

(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.investpolitically.com.

Frequency Distribution of Premiums and Discounts

(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at www.investpolitically.com.

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Adviser and Index Provider

Point Bridge Capital, LLC
300 Throckmorton Street, Suite 1550
Fort Worth, Texas 76102

Sub-Adviser

Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Distributor

Foreside Fund Services, LLC
Three Canal Plaza
Portland, Maine 04101

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

Point Bridge GOP Stock Tracker ETF
Symbol – MAGA
CUSIP – 26922A628

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the first fiscal half year of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/10/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/10/2021

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	3/10/2021

*	Print the name and title of each signing officer under his or her signature.